Stock-Based Compensation Plans (Schedule Of Total Stock Option And Award Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding at January 1, 2016		1,563,875
Number of Options, Granted		505,775	422,750	410,800
Number of Options, Exercised/Vested		(233,903)
Number of Options, Canceled/Forfeited		(7,769)
Number of Options, Outstanding at December 31, 2016		1,827,978	1,563,875
Number of Options, Vested and expected to vest at December 31, 2016		1,827,978
Number of Options, Exercisable at December 31, 2016		909,787
Weighted Average Exercise Price, Outstanding at January 1, 2016		$ 100.09
Weighted Average Exercise Price, Granted		135.85
Weighted Average Exercise Price, Exercised/Vested		67.45
Weighted Average Exercise Price, Canceled/Forfeited		117.34
Weighted Average Exercise Price, Outstanding at December 31, 2016		114.09	$ 100.09
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2016		114.09
Weighted Average Exercise Price, Exercisable at December 31, 2016		$ 89.83
Weighted Average Remaining Contractual Life (Years), Outstanding at December 31, 2016		5 years 3 months 18 days
Weighted Average Remaining Contractual Life (Years), Vested and expected to vest at December 31, 2016		5 years 3 months 18 days
Weighted Average Remaining Contractual Life (Years), Exercisable at December 31, 2016		5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding at December 31, 2016		$ 82,972
Aggregate Intrinsic Value, Vested and dxpected to vest at December 31, 2016		82,972
Aggregate Intrinsic Value, Exercisable at December 31, 2016		$ 63,370
Weighted Average Grant-Date Price, Granted		$ 126.53	$ 121.75	$ 88.48
Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, Outstanding at January 1, 2016		96,732
Number of Awards, Granted		4,275
Number of Awards, Exercised/Vested		(55,740)
Number of Awards, Outstanding at December 31, 2016		45,267	96,732
Number of Awards, Vested and expected to vest at December 31, 2016		45,267
Weighted Average Grant-Date Price, Outstanding at January 1, 2016		$ 87.75
Weighted Average Grant-Date Price, Granted		126.53
Weighted Average Grant-Date Price, Exercised/Vested		81.72
Weighted Average Grant-Date Price, Outstanding at December 31, 2016		98.82	$ 87.75
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2016		$ 98.82
Perfromance Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Nonvested Target Units, Outstanding at January 1, 2016		76,376
Number of Nonvested Target Units, Granted		34,008
Number of Nonvested Target Units, Exercised/Vested		(46,610)
Number of Nonvested Target Units, Outstanding at December 31, 2016		63,774	76,376
Number of Nonvested Target Units, Vested and expected to vest at December 31, 2016	[1]	75,436
Weighted Average Grant-Date Price, Outstanding at January 1, 2016		$ 94.45
Weighted Average Grant-Date Price, Granted		109.24
Weighted Average Grant-Date Price, Exercised/Vested		71.72
Weighted Average Grant-Date Price, Outstanding at December 31, 2016		118.95	$ 94.45
Weighted Average Exercise Price, Vested and expected to vest at December 31, 2016		$ 116.68

[1]	Amount includes 36,812 share units which vested and were converted to Capital Stock and distributed in the first quarter of 2017. The shares that vested in 2017 had a weighted average grant-date fair value of $99.50 per share and an estimated fair value of $167 per share.